Income Taxes - Income from Continuing Operations Before Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provisions (benefit) for income taxes at federal statutory rate	$ (27,512)	$ 3,383	$ 20,843
State current and deferred income taxes	(2,184)	639	2,462
Gross tax credits	(2,846)
Valuation allowance	918
Other	(896)	229	650
Provisions (benefit) for income taxes	$ (32,520)	$ 4,251	$ 23,955